Schedule of effective income tax rate (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Singapore statutory income tax rate		17.00%	17.00%
Tax rate difference outside Singapore	[1]	(13.30%)	0.10%
Taxable income below exemption threshold		0.00%	(2.40%)
Change in valuation allowance		(2.90%)	29.80%
Others	[2]	(0.90%)	(39.40%)
Effective tax rate		(0.10%)	5.10%

[1]	It is due to tax rate difference of the entities incorporated in Vietnam and British Virgin Islands.
[2]	Others mainly consisted of income such as offshore investment income, 2021 return to provision adjustment, and COVID-19 related government grant which is non-taxable under local tax laws.